Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 15 - Commitments and Contingencies

The Bancorp is a party to financial instruments in the normal course of business to meet the financing needs of its customers. These financial instruments, which include commitments to make loans and standby letters of credit, are not reflected in the accompanying consolidated financial statements. Such financial instruments are recorded when they are funded.

The Bancorp’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to originate loans and standby letters of credit is represented by the contractual amount of those instruments. Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a fee. The Bancorp uses the same credit policy to make such commitments as it uses for on-balance sheet items. Since commitments to make loans may expire without being used, the amount does not necessarily represent future cash commitments.

The Bancorp had outstanding commitments to originate loans as follows:

	(Dollars in thousands)
	Fixed	Variable
	Rate	Rate	Total
December 31, 2011:
Commercial business	$12,353	$30,179	$42,532
Real estate	11,622	12,870	24,492
Consumer loans	-	4	4
Unsecured consumer overdrafts	10,828	-	10,828
Total	$34,803	$43,053	$77,856

December 31, 2010:
Commercial business	$12,073	$26,008	$38,081
Real estate	10,894	8,142	19,036
Consumer loans	-	15	15
Unsecured consumer overdrafts	10,803	-	10,803
Total	$33,770	$34,165	$67,935

The approximately $34,803,000 in fixed rate commitments outstanding at December 31, 2011 and the approximatley $33,770,000 in fixed rate commitments outstanding at December 31, 2010 had interest rates ranging from 2.30% to 10.00%, for a period not to exceed forty-five days. Mortgage interest rate locks with borrowers are a component of real estate commitments, were treated as derivative transactions, and valued accordingly at year-end.

Standby letters of credit are conditional commitments issued by the Bancorp to guarantee the performance of a customer to a third party. At December 31, 2011 and 2010, the Bancorp had standby letters of credit totaling approximately $8,696,000 and $7,681,000, respectively. The Bancorp evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bancorp upon extension of credit, is based on management’s credit evaluation of the borrower. Collateral obtained may include accounts receivable, inventory, property, land or other assets.